Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2025	2024
Trade accounts payable	$11,147	$11,397
Accrued payroll	2,704	2,555
Taxes payable	3,533	3,813
Deferred revenue	471	533
Due to related parties (note 15)	$78	$1,137
	$17,933	$19,435